Commitments and Contingencies	6 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

12. Commitments and Contingencies

As of December 31, 2024 and June 30, 2024, the Group has no operating lease commitment for more than 1 year.

For the six months ended December 31, 2024 and 2023, rental expenses under operating leases were approximately US$11,481 and US$14,012, respectively.